Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Note 3—Property and Equipment, net

Property and equipment, net consists of the following:

(Dollar amounts in thousands)	Useful life in years	June 30, 2013	December 31, 2012
Buildings	30	$1,732	$2,096
Data processing equipment	3 - 5	60,883	59,901
Furniture and equipment	3 - 20	6,651	6,183
Leasehold improvements	5 - 10	2,430	2,380

		71,696	70,560
Less—accumulated depreciation and amortization		(40,200)	(35,331)

Depreciable assets, net		31,496	35,229
Land		1,535	1,508

Property and equipment, net		$33,031	$36,737

Depreciation and amortization expense related to property and equipment was $4.1 million and $8.1 million for both the three and six months ended June 30, 2013 and the corresponding 2012 periods.

Note 7—Property and Equipment, Net

Property and equipment, net consisted of the following:

	Useful life in years	December 31,
(Dollar amounts in thousands)		2012	2011
Buildings	30	$2,096	$2,091
Data processing equipment	3 - 5	59,901	45,346
Furniture and equipment	3 - 20	6,183	5,912
Leasehold improvements	5 - 10	2,380	1,147

		70,560	54,496
Less—accumulated depreciation and amortization		(35,331)	(19,316)

Depreciable assets, net		35,229	35,180
Land		1,508	1,505

Property and equipment, net		$36,737	$36,685

Depreciation and amortization expense related to property and equipment was $16.4 million for the year ended December 31, 2012 and $15.3 million for the year ended December 31, 2011.